Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2030 Fund

June 30, 2019

Z30-QTLY-0819
1.9884240.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	202	$2,025
Fidelity Series Blue Chip Growth Fund (a)	233	3,553
Fidelity Series Commodity Strategy Fund (a)	739	3,482
Fidelity Series Growth Company Fund (a)	415	7,196
Fidelity Series Intrinsic Opportunities Fund (a)	525	8,628
Fidelity Series Large Cap Stock Fund (a)	522	7,812
Fidelity Series Large Cap Value Index Fund (a)	168	2,169
Fidelity Series Opportunistic Insights Fund (a)	212	3,931
Fidelity Series Small Cap Discovery Fund (a)	93	1,027
Fidelity Series Small Cap Opportunities Fund (a)	228	3,183
Fidelity Series Stock Selector Large Cap Value Fund (a)	478	5,882
Fidelity Series Value Discovery Fund (a)	325	4,175
TOTAL DOMESTIC EQUITY FUNDS
(Cost $52,616)		53,063

International Equity Funds - 26.5%
Fidelity Series Canada Fund (a)	87	952
Fidelity Series Emerging Markets Fund (a)	105	1,011
Fidelity Series Emerging Markets Opportunities Fund (a)	475	9,074
Fidelity Series International Growth Fund (a)	546	8,889
Fidelity Series International Small Cap Fund (a)	122	1,983
Fidelity Series International Value Fund (a)	905	8,720
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,396)		30,629

Bond Funds - 25.6%
Fidelity Series Emerging Markets Debt Fund (a)	84	814
Fidelity Series Floating Rate High Income Fund (a)	19	173
Fidelity Series High Income Fund (a)	91	865
Fidelity Series Inflation-Protected Bond Index Fund (a)	235	2,352
Fidelity Series International Credit Fund (a)	6	61
Fidelity Series Investment Grade Bond Fund (a)	1,633	18,661
Fidelity Series Long-Term Treasury Bond Index Fund (a)	667	6,210
Fidelity Series Real Estate Income Fund (a)	49	543
TOTAL BOND FUNDS
(Cost $28,820)		29,679

Short-Term Funds - 2.0%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	1,974	1,974
Fidelity Series Short-Term Credit Fund (a)	38	382
TOTAL SHORT-TERM FUNDS
(Cost $2,350)		2,356
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,182)		115,727
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$115,728

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,003	$64	$131	$--	$(28)	$117	$2,025
Fidelity Series Blue Chip Growth Fund	3,608	--	177	--	13	109	3,553
Fidelity Series Canada Fund	868	44	13	--	1	52	952
Fidelity Series Commodity Strategy Fund	3,337	223	34	--	(4)	(40)	3,482
Fidelity Series Emerging Markets Debt Fund	784	36	17	12	(1)	12	814
Fidelity Series Emerging Markets Fund	927	100	--	--	--	(16)	1,011
Fidelity Series Emerging Markets Opportunities Fund	8,384	479	64	--	2	273	9,074
Fidelity Series Floating Rate High Income Fund	168	4	--	3	--	1	173
Fidelity Series Government Money Market Fund 2.44%	1,475	544	45	9	--	--	1,974
Fidelity Series Growth Company Fund	7,314	20	323	--	14	171	7,196
Fidelity Series High Income Fund	842	21	9	14	--	11	865
Fidelity Series Inflation-Protected Bond Index Fund	1,794	511	--	2	--	47	2,352
Fidelity Series International Credit Fund	59	--	--	--	--	2	61
Fidelity Series International Growth Fund	8,091	418	225	--	7	598	8,889
Fidelity Series International Small Cap Fund	1,941	--	45	--	(5)	92	1,983
Fidelity Series International Value Fund	8,038	449	79	--	(6)	318	8,720
Fidelity Series Intrinsic Opportunities Fund	8,986	72	404	--	(48)	22	8,628
Fidelity Series Investment Grade Bond Fund	17,708	1,105	557	143	5	400	18,661
Fidelity Series Large Cap Stock Fund	7,794	53	213	53	2	176	7,812
Fidelity Series Large Cap Value Index Fund	2,173	1	88	--	5	78	2,169
Fidelity Series Long-Term Treasury Bond Index Fund	6,438	340	906	46	44	294	6,210
Fidelity Series Opportunistic Insights Fund	3,933	8	242	--	13	219	3,931
Fidelity Series Real Estate Income Fund	524	19	9	8	--	9	543
Fidelity Series Short-Term Credit Fund	369	11	1	3	--	3	382
Fidelity Series Small Cap Discovery Fund	1,054	23	48	23	(1)	(1)	1,027
Fidelity Series Small Cap Opportunities Fund	3,228	1	156	--	(9)	119	3,183
Fidelity Series Stock Selector Large Cap Value Fund	5,922	--	297	--	(10)	267	5,882
Fidelity Series Value Discovery Fund	4,207	--	148	--	(7)	123	4,175
	$111,969	$4,546	$4,231	$316	$(13)	$3,456	$115,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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